ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
Accrued payroll and related benefits		$ 443,023	$ 598,223
Accrued interest		396,325	251,825
Litigation accruals	70,000		267,501
Accrued professional fees		40,000	15,955
Other accrued liabilities	106,250	242,771	30,000
Total accrued liabilities	$ 628,402	$ 1,122,119	$ 1,163,504